EQUITY - Shares Buy-back (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Shares purchased	$ 158		$ 16
Percentage of waiver over the total paid dividends	1.00%
Treasury shares
Shares purchased (in shares)	10.1	0.0
Shares purchased	$ 158		$ 16
Treasury shares excluding Employees' Share Trust
Shares purchased (in shares)	9.7
Shares purchased	$ 150
Employees Share Trust
Shares purchased (in shares)	0.4
Shares purchased	$ 8